Inventory Purchase Commitments (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Reserve Against Inventory Purchase Prepayment [Line Items]
Ending balance	¥ 623,474	$ 95,826
Supplier C [Member]
Reserve Against Inventory Purchase Prepayment [Line Items]
Beginning balance	(619,856)	(95,270)	¥ (609,184)	¥ (87,134)
(Additions)/reversal - foreign exchange	(3,618)	(556)	(10,672)	(522,050)
Ending balance	¥ (623,474)	$ (95,826)	¥ (619,856)	¥ (609,184)